January 21, 2014

Supplement

SUPPLEMENT DATED JANUARY 21, 2014 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Active Assets California Tax-Free Trust, dated October 31, 2013
Active Assets Government Securities Trust, dated October 31, 2013
Active Assets Institutional Government Securities Trust, dated October 31, 2013
Active Assets Institutional Money Trust, dated October 31, 2013
Active Assets Money Trust, dated October 31, 2013
Active Assets Tax-Free Trust, dated October 31, 2013
AIP Series Trust, dated May 1, 2013
Morgan Stanley California Tax-Free Daily Income Trust, dated April 30, 2013
Morgan Stanley European Equity Fund Inc., dated February 28, 2013
Morgan Stanley Focus Growth Fund, dated April 30, 2013
Morgan Stanley Global Fixed Income Opportunities Fund, Classes A, B, L and I, dated February 28, 2013
Morgan Stanley Global Fixed Income Opportunities Fund, Class IS, dated June 13, 2013
Morgan Stanley Global Infrastructure Fund, Classes A, B, L and I, dated April 30, 2013
Morgan Stanley Global Infrastructure Fund, Class Q, dated April 30, 2013
Morgan Stanley Limited Duration U.S. Government Trust, dated September 30, 2013
Morgan Stanley Liquid Asset Fund Inc., dated December 31, 2013
Morgan Stanley Mortgage Securities Trust, dated February 28, 2013
Morgan Stanley Multi Cap Growth Trust, Classes A, B, L and I, dated March 29, 2013
Morgan Stanley Multi Cap Growth Trust, Class IS, dated June 13, 2013
Morgan Stanley New York Municipal Money Market Trust, dated April 30, 2013
Morgan Stanley Tax-Free Daily Income Trust, dated April 30, 2013
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2013
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2013
(collectively, the "Funds")

Effective January 8, 2014, Stefanie V. Chang Yu replaced Mary Ann Picciotto as Chief Compliance Officer of the Funds. Accordingly, all references to Mary Ann Picciotto in each Fund's Statement of Additional Information ("SAI") are hereby deleted. In addition, effective January 8, 2014, Ms. Chang Yu resigned as a Vice President of the Funds. As a result, the following information hereby replaces in its entirety the biographical information for Ms. Chang Yu contained in each Fund's SAI:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Stefanie V. Chang Yu (47) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014). Formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

*  Each officer serves an indefinite term, until his or her successor is elected.

Effective January 8, 2014, Joseph C. Benedetti resigned as an Assistant Secretary of the Funds and was appointed as a Vice President of the Funds. Accordingly, all references in each Fund's SAI to Joseph C. Benedetti, as Assistant Secretary, are hereby deleted and the following biographical information for Mr. Benedetti is hereby added to the executive officer information table contained in each Fund's SAI:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Joseph C. Benedetti (48) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014). Formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

*  Each officer serves an indefinite term, until his or her successor is elected.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.